STOCK SUBSCRIPTIONS PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
STOCK SUBSCRIPTIONS PAYABLE
NOTE 12. STOCK SUBSCRIPTIONS PAYABLE

NOTE 10. STOCK SUBSCRIPTIONS PAYABLE

The Company has common stock subscriptions payable due to related parties of $91,613 payable with 193,856 of its common shares at September 30, 2021.  The Company has common stock subscriptions payable due to related parties of $111,024 payable with 60,087 of its common shares at December 31, 2020.

The Company has common stock subscriptions payable due to non-related parties of $136,433 payable with 87,500 of its common shares at September 30, 2021 and December 31, 2020.

NOTE 12.  STOCK SUBSCRIPTIONS PAYABLE

The Company has stock subscriptions payable of $253,688 payable with 147,587 of its common shares of which  $111,024 is payable to related parties with 60,087 of its common shares as of December 31, 2020 and $79,624 payable to related parties with 60,087 of its common stock at December 31, 2019.   The Company recorded a related party gain of none and $39,992 related to the outstanding stock subscriptions payable during the years ended December 31, 2020 and 2019, respectively.

The Company had no preferred stock subscriptions payable as of December 31, 2020.  The Company has preferred stock subscriptions payable due to a related party of $1,000,000 convertible into 1,000,000 of its 8% Series A-1 Convertible Preferred shares as of December 31, 2019.